Accounts Payable and Accrued Liabilities	12 Months Ended
Feb. 29, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 9 - Accounts Payable and Accrued Liabilities

As of February 29, 2024, the Company had accounts payable of $531,847 and accrued expenses of $460,768, compared to $519,136 of accounts payable and $329,922 of accrued expenses for the year ended February 28, 2023.